UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:   28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 7, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	9
Form 13F Information Table Value Total:	$128,318

List of Other Included Mangers:
NONE
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
FORM 13F INFORMATION TABLE
                                                  VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLASS  CUSIP  (x$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE

Advanced Auto Parts Inc   COM           00751Y106 $12,585   177,509              SOLE               177,509       0     0
Brinker Intl Inc          COM           109641100  $9,433   282,756              SOLE               282,756       0     0
Constellation Brands Inc  CLA           21036P108 $14,047   460,723              SOLE               460,723       0     0
Dollar Tree Stores Inc    COM           256747106 $15,055   448,738              SOLE               448,738       0     0
O Reilly Automotive Inc   COM           686091109 $24,407   663,231              SOLE               663,231       0     0
Outback Steakhouse Inc    COM           689899102 $22,594   596,610              SOLE               596,610       0     0
Sensient Technologies CorpCOM           81725T100  $4,450   211,900              SOLE               211,900       0     0
Sonic Corp                COM           835451105  $2,579   102,348              SOLE               102,348       0     0
Yankee Candle Inc         COM           984757104 $23,168   909,258              SOLE               909,258       0     0